Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Finance Cost [Abstract]
Summary of Information about Finance Costs

	Years ended December 31,
	2025	2024	2023
Interest expenses on lease liabilities	$65	$179	$150